Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 30	$ 30	$ 29	$ 60	$ 55
Insurance finance expense	$ 8	$ 7	$ 7	$ 15	$ 13